Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
12. Related Party Transactions
Since the Company’s incorporation in July 2016, the Company has engaged in transactions with related parties.
The Company is a party to an intellectual property license agreement with Novartis. In addition, NIBR, an affiliate of Novartis, is a shareholder of the Company (See Note 6). No payments have been made to Novartis during the three and six months ended June 30, 2020 and 2019.
The Company is a party to a Funding Agreement with the Silverstein Foundation, an entity in which one of the Company’s directors is a co-founder
and current trustee. The Company did not receive any funding from the Silverstein Foundation during the three and six months ended June 30, 2020 and 2019.

14. Related Party Transactions
Since the Company’s incorporation in July 2016, the Company has engaged in transactions with related parties.
During the year ended December 31, 2017, the Company issued 1,886,363 shares of common stock and made payments to PureTech for certain founding services and cost reimbursements. PureTech is a founder of the Company and holds shares of common stock and preferred stock of the Company.
The Company is a party to an intellectual property license agreement with Novartis. In addition, NIBR is a stockholder of the Company (see Note 6).
Aggregate payments for the above related party transactions totaled $2.5 million, $0, and $0.9 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is a party to a Funding Agreement with the Silverstein Foundation, an entity in which one of the Company’s directors is a co-founder
and current trustee (See Note 7). No
funds were received from the Silverstein Foundation during the year ended December 31, 2019 and 2017. The Company received $0.5 million during the year ended December 31, 2018.